Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Earnings (In thousands)	Incentive EPS
	($)	($)	($)	($)	($)	($)	($)	($)
	(1)	(2)	(3)(4)	(2)(3)	(5)	(6)	(7)	(8)
2024	5,626,175	5,103,842	1,544,760	1,515,875	113	127	258,722	2.74
2023	7,670,833	4,903,568	1,495,372	1,071,031	92	107	106,879	2.82
2022	6,596,575	7,807,506	1,547,874	1,607,675	105	117	185,180	2.69
2021	5,594,739	4,294,466	1,188,098	930,313	95	116	211,847	2.45
2020	7,837,411	10,571,654	1,435,144	1,823,253	98	99	187,316	2.28

Named Executive Officers, Footnote	For 2024, our non-PEO NEOs were Messrs. Tarry, Iverson, and Apodaca and Ms. Eden. For 2023, our non-PEO NEOs were Messrs. Tarry, Apodaca, and Darnell and Ms. Eden. For 2022, our non-PEO NEOs were Messrs. Charles N. Eldred, Tarry, Apodaca and Darnell and Ms. Eden. For 2021, our non-PEO NEOs were Messrs. Eldred, Tarry, Chris M. Olson and Darnell. For 2020, our non-PEO NEOs were Messrs. Eldred, Tarry, Apodaca, Darnell, and Olson.
Peer Group Issuers, Footnote	Represents the TSR for the EEI Index, which is a peer issuer group of electric companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the EEI Peer Index on December 31, 2019.
PEO Total Compensation Amount | $	$ 5,626,175	$ 7,670,833	$ 6,596,575	$ 5,594,739	$ 7,837,411
PEO Actually Paid Compensation Amount | $	$ 5,103,842	4,903,568	7,807,506	4,294,466	10,571,654
Adjustment To PEO Compensation, Footnote	Represents the “Total” compensation for our principal executive officer (“PEO”), Ms. Collawn, as set forth in 2024 NEO Compensation Information-Summary of Executive Compensation-Summary Compensation Table on page 54. Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred
Compensation Earnings” columns in the “Summary Compensation Table” for 2024 to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
				(a)		(b)
PEO	2024	5,626,175	(2,720,925)	2,198,592	—	—	5,103,842
Average of non-PEO NEOs	2024	1,544,760	(713,873)	684,988	—	—	1,515,875

(a) Stock award adjustments for 2024 are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Change in Fair Value of Stock Awards Granted in Current Year that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)	($)
PEO	2024	2,912,021	(290,610)	(422,819)	—	2,198,592
Average of non-PEO NEOs	2024	626,979	(34,668)	(38,463)	131,140	684,988

(b) The pension benefit adjustments consist of the average of the actuarily determined service cost for services rendered plus, to the extent applicable, the average of the prior service cost, calculated as the entire cost of benefits granted in a plan amendment or initiation attributable to services rendered during prior periods. For 2024, the pension benefit adjustments consist of $0 of average service cost for services rendered, and $0 of average prior service cost.

Non-PEO NEO Average Total Compensation Amount | $	$ 1,544,760	1,495,372	1,547,874	1,188,098	1,435,144
Non-PEO NEO Average Compensation Actually Paid Amount | $	$ 1,515,875	1,071,031	1,607,675	930,313	1,823,253
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred
Compensation Earnings” columns in the “Summary Compensation Table” for 2024 to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
				(a)		(b)
PEO	2024	5,626,175	(2,720,925)	2,198,592	—	—	5,103,842
Average of non-PEO NEOs	2024	1,544,760	(713,873)	684,988	—	—	1,515,875

(a) Stock award adjustments for 2024 are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Change in Fair Value of Stock Awards Granted in Current Year that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)	($)
PEO	2024	2,912,021	(290,610)	(422,819)	—	2,198,592
Average of non-PEO NEOs	2024	626,979	(34,668)	(38,463)	131,140	684,988

(b) The pension benefit adjustments consist of the average of the actuarily determined service cost for services rendered plus, to the extent applicable, the average of the prior service cost, calculated as the entire cost of benefits granted in a plan amendment or initiation attributable to services rendered during prior periods. For 2024, the pension benefit adjustments consist of $0 of average service cost for services rendered, and $0 of average prior service cost.
	Represents the total average compensation for our non-PEO NEOs, derived from the “Total” column of the “Summary Compensation Table” in each year’s respective proxy statement.
Tabular List, Table
Most Important Performance Measures

Listed below are the financial and non-financial performance measures that represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs, for 2024, to the Company’s performance:

Most Important Performance Measures
Incentive EPS
Earnings Growth
FFO/Debt Ratio
Reliability

Total Shareholder Return Amount | $	$ 113	92	105	95	98
Peer Group Total Shareholder Return Amount | $	127	107	117	116	99
Net Income (Loss) | $	$ 258,722,000	$ 106,879,000	$ 185,180,000	$ 211,847,000	$ 187,316,000
Company Selected Measure Amount	2.74	2.82	2.69	2.45	2.28
Additional 402(v) Disclosure	Represents the total shareholder return (“TSR”) on our common stock assuming an investment of $100 on December 31, 2019.Represents our net earnings, in thousands, as reported in our Annual Report on Form 10-K for each of the years presented.
Descriptions of Relationships of Information Presented in the Pay Versus Performance Table

Compensation Actually Paid and TSR

Compensation actually paid is generally aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid comprises equity-based compensation. The following chart also sets forth a comparison of the Company’s cumulative TSR and the TSR for the EEI Index.
Compensation Actually Paid and Net Earnings

Although the Company does not use net earnings as a performance measure in the overall executive compensation program, net earnings is similar to Incentive EPS, which the Company uses to determine awards under the AIP.
Compensation Actually Paid and Incentive EPS

While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Incentive EPS is the financial performance measure that represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed year, to the Company’s performance.
See the Elements of Executive Compensation section beginning on page 41 for more information regarding the above performance measures as they relate to our short-term and long-term incentive plans.

Earnings Per Share	$ 2.67
Earning Per Share Attributable To Net Change In Unrealized Gains (Losses) On Investment Securities	(0.02)
Earnings Per Share, Attributable To Regulatory Disallowances And Restructuring Costs	0.08
Earnings Per Share Attributable To Pension Expense Related To Previously Disposed Of Gas Distribution Business	0.01
Earnings Per Share Attributable To Merger	0.03
Earnings Per Share Attributable To San Juan Generating Station Retirement Income Tax Adjustment Expense	(0.03)
Earnings Per Share, Attributable To Process Improvement Initiatives	0.03
Earnings Per Share, Attributable To Income Tax Valuation Allowance	0.02
Earnings Per Share, Attributable To Sale of NMRD	$ 0.05
Measure:: 1
Pay vs Performance Disclosure
Name	Incentive EPS
Non-GAAP Measure Description	Represents the company-selected financial performance measure used to link compensation actually paid to our PEO and non-PEO NEOs, for the most recently completed fiscal year, to company performance. Incentive EPS is defined as corporate diluted earnings per share, excluding certain terms that do not factor into ongoing earnings. For 2024, Incentive EPS of $2.74 equals net earnings attributable to TXNM per common stock share (as reported in the Company’s Form 10-K for the fiscal year ended December 31, 2024) of $2.67 adjusted to exclude: (1) $(0.02) per share attributable to the net change in unrealized gains and losses on investment securities; (2) $0.08 per share attributable to regulatory disallowances; (3) $0.01 per share attributable to pension expense related to previously disposed of gas distribution business; (4) $0.03 per share attributable to Merger related costs; (5) $(0.03) per share attributable to judgments entered or settlements reached in litigation or other regulatory proceedings; (6) $0.03 per share attributable to process improvement initiatives; (7) $0.02 per share attributable to income tax valuation allowance; and (8) $(0.05) per share attributable to the sale of NMRD.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Growth
Measure:: 3
Pay vs Performance Disclosure
Name	FFO/Debt Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Reliability